AST WESTERN ASSET CORPORATE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.0%
Corporate Bonds — 97.5%
Aerospace & Defense — 5.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.850%	10/30/24	30	$ 30,838
6.875%	03/15/39	20	29,563
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	50	51,312
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	30	30,925
Raytheon Co.,
Sr. Unsec’d. Notes
2.500%	12/15/22	100	101,246
United Technologies Corp.,
Sr. Unsec’d. Notes
4.450%	11/16/38	20	23,780
			267,664
Agriculture — 3.4%
Altria Group, Inc.,
Gtd. Notes
4.000%	01/31/24	50	52,704
4.800%	02/14/29	30	32,863
5.950%	02/14/49	20	23,519
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.500%	11/02/22	30	30,268
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	30	31,996
			171,350
Auto Manufacturers — 3.0%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.050%	01/10/23	30	29,965
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	17	17,462
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	11/24/20	50	50,625
4.250%	05/15/23	50	52,187
			150,239
Banks — 10.7%
Bank of America Corp.,
Sub. Notes, MTN, Series L
4.183%	11/25/27	50	53,976
Citigroup, Inc.,
Sub. Notes
4.125%	07/25/28	50	53,660
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.814%(ff)	04/23/29	30	31,851
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes
5.150%	05/22/45	20	$ 23,736
JPMorgan Chase & Co.,
Sub. Notes
3.625%	12/01/27	50	52,640
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.550%	08/16/28	200	220,496
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24	30	31,331
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	10	10,688
Wells Fargo & Co.,
Sub. Notes, GMTN
4.300%	07/22/27	50	54,781
			533,159
Beverages — 3.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	40	44,115
4.150%	01/23/25	50	54,610
4.600%	04/15/48	20	23,067
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	03/01/24	30	31,926
			153,718
Biotechnology — 1.9%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.250%	08/19/23	30	30,180
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	50	52,164
4.750%	03/01/46	10	11,902
			94,246
Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
3.350%	02/09/27	60	64,147
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	01/15/25	150	153,074
Visa, Inc.,
Sr. Unsec’d. Notes
2.200%	12/14/20	30	30,112
4.300%	12/14/45	20	24,819
			208,005
Electric — 7.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.625%	01/12/23	200	205,722
A1

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Electric (cont’d.)
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20	30	$ 30,067
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	40	41,027
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	20	28,298
Florida Power & Light Co.,
First Mortgage
3.150%	10/01/49	30	30,526
MidAmerican Energy Co.,
First Mortgage
3.650%	08/01/48	20	21,799
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	10	10,855
Sierra Pacific Power Co.,
General Ref. Mortgage
2.600%	05/01/26	20	20,254
			388,548
Environmental Control — 1.2%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	30	30,319
Waste Management, Inc.,
Gtd. Notes
2.400%	05/15/23	30	30,334
			60,653
Gas — 0.4%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
4.100%	09/18/34	20	22,165
Healthcare-Products — 1.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	20	20,362
4.900%	11/30/46	10	12,900
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
4.685%	12/15/44	20	23,219
			56,481
Healthcare-Services — 3.6%
Cigna Holding Co.,
Gtd. Notes
3.250%	04/15/25	20	20,592
3.875%	10/15/47	20	19,781
City of Hope,
Sr. Sec’d. Notes, Series 2013
5.623%	11/15/43	20	27,543
CommonSpirit Health,
Sr. Sec’d. Notes
4.187%	10/01/49	30	30,879
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Sr. Sec’d. Notes
5.500%	06/15/47	20	$ 22,485
Northwell Healthcare, Inc.,
Sec’d. Notes
3.809%	11/01/49	10	10,419
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	50	49,899
			181,598
Internet — 0.6%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
3.150%	08/22/27	20	21,247
3.875%	08/22/37	10	11,505
			32,752
Iron/Steel — 1.0%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.550%	03/11/26	50	52,315
Lodging — 1.6%
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.200%	08/08/24	50	50,927
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/24	30	31,479
			82,406
Machinery-Diversified — 0.2%
Deere & Co.,
Sr. Unsec’d. Notes
2.875%	09/07/49	10	9,802
Media — 4.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.750%	04/01/48	20	22,800
Comcast Corp.,
Gtd. Notes
4.250%	10/15/30	90	102,374
Time Warner Cable LLC,
Sr. Sec’d. Notes
6.550%	05/01/37	40	48,020
Walt Disney Co. (The),
Gtd. Notes
1.650%	09/01/22	30	29,933
			203,127
Mining — 4.4%
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.750%	05/01/43	20	26,187

A2

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
2.875%	02/24/22	30	$ 30,602
Glencore Canada Corp. (Switzerland),
Gtd. Notes
6.200%	06/15/35	50	57,645
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
3.875%	04/23/25	50	52,030
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	07/15/41	50	55,572
			222,036
Miscellaneous Manufacturing — 2.3%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	30	29,840
3.250%	08/26/49	10	10,029
Eaton Corp.,
Gtd. Notes
2.750%	11/02/22	20	20,351
General Electric Co.,
Sr. Unsec’d. Notes, GMTN
3.150%	09/07/22	30	30,452
6.875%	01/10/39	20	26,459
			117,131
Oil & Gas — 8.8%
Apache Corp.,
Sr. Unsec’d. Notes
4.375%	10/15/28	30	30,722
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.742%	03/11/21	100	103,642
Chevron Corp.,
Sr. Unsec’d. Notes
2.954%	05/16/26	20	20,915
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	20	24,275
5.850%	12/15/25	20	23,772
EOG Resources, Inc.,
Sr. Unsec’d. Notes
4.100%	02/01/21	30	30,827
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
2.440%	08/16/29	30	30,192
Noble Energy, Inc.,
Sr. Unsec’d. Notes
3.850%	01/15/28	10	10,378
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	04/15/22	50	50,253
3.200%	08/15/26	50	50,448
4.400%	04/15/46	40	40,742
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Oil & Gas (cont’d.)
Shell International Finance BV (Netherlands),
Gtd. Notes
4.000%	05/10/46	20	$ 23,024
			439,190
Oil & Gas Services — 1.7%
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	30	30,610
3.500%	08/01/23	30	31,176
5.000%	11/15/45	20	22,334
			84,120
Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.250%	02/27/27	50	53,420
CVS Health Corp.,
Sr. Unsec’d. Notes
2.625%	08/15/24	100	100,445
4.780%	03/25/38	20	21,904
5.050%	03/25/48	20	22,699
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22	50	51,861
Johnson & Johnson,
Sr. Unsec’d. Notes
2.900%	01/15/28	20	21,035
Pfizer, Inc.,
Sr. Unsec’d. Notes
3.000%	12/15/26	30	31,584
			302,948
Pipelines — 5.7%
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21	50	50,535
4.150%	10/16/28	30	33,223
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.300%	05/01/24	30	32,065
MPLX LP,
Sr. Unsec’d. Notes
3.375%	03/15/23	50	51,327
4.800%	02/15/29	20	22,079
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	10	14,077
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22	50	51,359
8.750%	03/15/32	20	28,812
			283,477

A3

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group LP,
Sr. Unsec’d. Notes
2.000%	09/13/24	15	$ 14,854
Retail — 2.4%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	12/06/28	30	33,707
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.800%	04/01/28	30	32,878
Walmart, Inc.,
Sr. Unsec’d. Notes
2.375%	09/24/29	10	10,078
3.400%	06/26/23	20	21,053
3.700%	06/26/28	20	22,166
			119,882
Semiconductors — 1.2%
Intel Corp.,
Sr. Unsec’d. Notes
1.700%	05/19/21	50	49,965
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.900%	11/03/27	10	10,501
			60,466
Software — 2.5%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	50	50,923
3.700%	08/08/46	20	22,763
Oracle Corp.,
Sr. Unsec’d. Notes
2.650%	07/15/26	50	51,051
			124,737
Telecommunications — 6.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	50	52,167
4.300%	02/15/30	10	11,003
4.450%	05/15/21	100	103,555
4.500%	03/09/48	20	21,513
Bell Canada, Inc. (Canada),
Gtd. Notes
4.300%	07/29/49	20	22,930
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.329%	09/21/28	60	68,026
4.522%	09/15/48	20	23,648
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50	20	20,372
4.375%	05/30/28	10	11,045
			334,259
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Transportation — 0.9%
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/24	20	$ 21,207
3.950%	09/10/28	20	22,062
			43,269

Total Corporate Bonds (cost $4,890,279)			4,878,744
U.S. Treasury Obligations — 1.5%
U.S. Treasury Bonds
2.875%	05/15/49	10	11,663
U.S. Treasury Notes
1.375%	08/31/26	10	9,839
1.625%	08/15/29	20	19,908
1.750%	07/15/22	35	35,138

Total U.S. Treasury Obligations (cost $76,598)			76,548

Total Long-Term Investments (cost $4,966,877)			4,955,292

	Shares
Short-Term Investment — 1.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $63,920)(w)	63,920	63,920

TOTAL INVESTMENTS—100.3% (cost $5,030,797)		5,019,212

Liabilities in excess of other assets — (0.3)%		(16,606)

Net Assets — 100.0%		$ 5,002,606

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
GMTN	Global Medium Term Note
MTN	Medium Term Note
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.

A4

AST WESTERN ASSET CORPORATE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	2 Year U.S. Treasury Notes	Dec. 2019	$431,000	$ (298)
1	10 Year U.S. Treasury Notes	Dec. 2019	130,313	(877)
				(1,175)
Short Positions:
1	10 Year U.S. Ultra Treasury Notes	Dec. 2019	142,406	1,997
1	20 Year U.S. Treasury Bonds	Dec. 2019	162,312	(1,314)
				683
				$ (492)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5